Taxation (Tables)	6 Months Ended
Jun. 30, 2022
Income Tax Disclosure [Abstract]
Income Tax Expense
Income tax (expense) / credit is comprised of the following:

	Three months ended June 30, 2022	Three months ended June 30, 2021	Six months ended June 30, 2022	Six months ended June 30, 2021
(In $ millions)
Current tax	(7.4)	0.5	(12.1)	(2.1)
Change in deferred tax	1.1	0.5	1.0	0.8
Total	(6.3)	1.0	(11.1)	(1.3)